Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

5.	Right-of-use assets and lease liabilities

The Company has lease agreements for its headquarter office space in Vancouver, B.C.

One lease containing an extension option exercisable only by the Company was exercised on November 22, 2021. The lease was therefore extended from March 31, 2022 to March 31, 2027. The Company reassessed this significant event as a lease modification and has estimated that the potential future lease payments under the extended lease term would result in an increase in lease liability by $508,799.

The continuity of lease liabilities for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Opening balance	$277,105	$377,635
Less: lease payments	(134,394)	(131,095)
Interest expense	20,413	30,565
	163,124	277,105
Less: current portion of lease liabilities	(128,766)	(113,981)
Long-term portion of lease liabilities	$34,358	$163,124

The continuity of ROU assets for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Opening balance	$228,875	$330,597
Less: amortization of ROU assets	(101,722)	(101,722)
	$127,153	$228,875

During the year ended December 31, 2025, the Company recognized occupancy expenses of $50,699 (2024 - $40,318; 2023 - $39,858) related to short term leases.

As at December 31, 2025, the remaining payments for the operating lease are due as follows:

	2026	2027	2028	2029	2030	Total
Office lease	$177,268	$44,523	-	-	-	$221,791